Rendering of services - Disaggregation of revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Rendering of services
Rendering of services
Revenue	₨ 8,420,104	₨ 11,746,416	₨ 9,036,286
Air Ticketing
Rendering of services
Revenue	3,449,265	5,012,931	3,656,976
Hotels and Packages
Rendering of services
Revenue	4,914,420	6,628,236	5,326,414
Other Services
Rendering of services
Revenue	₨ 56,419	₨ 105,249	₨ 52,896